OTHER ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Consumables and spare parts	$ 248,367	$ 251,816
Prepaid taxes	75,534	41,837
Prepaid expenses and advances	94,683	47,512
Other assets -current	418,584	341,165
Durable spare parts	249,588	259,605
Deposit and others	262,517	68,156
Other assets -non current	512,105	327,761
Write down of other assets	$ 0	$ 1,972	$ 228,933